COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future operating lease commitments	Future operating lease commitments as of December 31, 2016 are as follows:
Years Ending December 31,	Amount
2017	754,966
2018	777,568
2019	800,842
Thereafter	134,123
$2,467,499